ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Millions				12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 06, 2022 shares	Nov. 29, 2022 shares	Dec. 31, 2023 CNY (¥) Vote shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2020 shares
ORDINARY SHARES AND PREFERRED SHARES
Common stock, authorized (in shares)					5,000,000,000		5,000,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, outstanding (in shares)					322,792,063	310,486,975	315,226,128
Class B ordinary shares, conversion ratio to Class A ordinary shares							1
Ordinary shares, issued (in shares)					325,591,776		326,552,504
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.00001	$ 0.00001	$ 0.00001
Authorization amount for repurchase | $	$ 150
Period of stock repurchase plan	12 months
Shares repurchase during the period (in shares)				10,872,170
Shares repurchase during the period (in Value) | ¥				¥ 636,179
Repurchase and retirement of ordinary shares (in shares)				3,961,160
Repurchase and retirement of ordinary shares | ¥				¥ 636,179
Ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)				3,306,235	5,935,088	6,033,212
Ordinary shares, issued (in shares)					322,792,063	310,486,975	315,226,128	304,453,780
Repurchase and retirement of ordinary shares (in shares)				10,872,170
Additional paid-in capital
ORDINARY SHARES AND PREFERRED SHARES
Repurchase and retirement of ordinary shares | ¥				¥ 221,390
Retained earnings
ORDINARY SHARES AND PREFERRED SHARES
Repurchase and retirement of ordinary shares | ¥				¥ 30,152
Class A ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Ordinary shares, outstanding (in shares)						270,666,389
Number of votes per share | Vote				1
Class A ordinary shares | Global offering
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)			5,540,000
Class A ordinary shares | Global offering | HongKong
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)			560,000
Class A ordinary shares | Global offering | International
ORDINARY SHARES AND PREFERRED SHARES
Shares issued (in shares)			4,980,000
Class A ordinary shares | Over-allotment option | International
ORDINARY SHARES AND PREFERRED SHARES
Maximum number of shares to be sold in offering		830,000
Class B ordinary shares
ORDINARY SHARES AND PREFERRED SHARES
Ordinary shares, outstanding (in shares)						39,820,586	0
Ordinary shares, issued (in shares)							0
Number of votes per share | Vote				20